Retirement Benefits - Plan Asset Allocation (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Qualified Pension Benefits [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 626,173	$ 615,721	$ 531,183
Other Benefit [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		8,360	8,774	7,541
Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		65,251	62,278	55,614
Fair Value, Measurements, Recurring | Subtotal | Fair Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		625,329	615,935
Fair Value, Measurements, Recurring | Subtotal | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		350,429	431,936
Fair Value, Measurements, Recurring | Subtotal | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		209,649	121,721
Fair Value, Measurements, Recurring | Subtotal | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		65,251	62,278
Fair Value, Measurements, Recurring | Other Benefit [Member] | Fair Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		8,360	8,774
Fair Value, Measurements, Recurring | Other Benefit [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		8,360	8,703
Fair Value, Measurements, Recurring | Other Benefit [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 0	71
Domestic large cap equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, Minimum		25.00%
Target Allocation		31.00%
Target Allocation, Maximum		40.00%
Domestic large cap equity | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Fair Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	$ 203,101	193,725
Domestic large cap equity | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	134,765	157,874
Domestic large cap equity | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	68,336	35,851
Domestic large cap equity | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[1]	$ 0	0
Domestic small cap equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, Minimum		0.00%
Target Allocation		9.00%
Target Allocation, Maximum		15.00%
Domestic small cap equity | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Fair Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	$ 59,657	62,867
Domestic small cap equity | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	59,657	62,867
Domestic small cap equity | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	0	0
Domestic small cap equity | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[2]	$ 0	0
Non-U.S. equity
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, Minimum		10.00%
Target Allocation		25.00%
Target Allocation, Maximum		30.00%
Non-U.S. equity | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Fair Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	$ 145,157	155,004
Non-U.S. equity | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	71,026	76,188
Non-U.S. equity | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	74,131	78,816
Non-U.S. equity | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[3]	$ 0	0
Fixed income
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, Minimum		15.00%
Target Allocation		25.00%
Target Allocation, Maximum		30.00%
Fixed income | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Fair Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[4]	$ 139,513	135,007
Fixed income | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[4]	72,331	135,007
Fixed income | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[4]	67,182	0
Fixed income | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[4]	$ 0	0
Real estate
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, Minimum		0.00%
Target Allocation		0.00%
Target Allocation, Maximum		10.00%
Absolute return
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, Minimum		5.00%
Target Allocation		10.00%
Target Allocation, Maximum		15.00%
Absolute return | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Fair Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[5]	$ 65,251	62,278
Absolute return | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[5]	0	0
Absolute return | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[5]	0	0
Absolute return | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[5]	$ 65,251	62,278
Cash and cash equivalents
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Target Allocation, Minimum		0.00%
Target Allocation		0.00%
Target Allocation, Maximum		5.00%
Cash and cash equivalents | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Fair Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	$ 12,650	7,054
Cash and cash equivalents | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	12,650	0
Cash and cash equivalents | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	0	7,054
Cash and cash equivalents | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[6]	0	0
Cash and cash equivalents | Fair Value, Measurements, Recurring | Other Benefit [Member] | Fair Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[7]	59	71
Cash and cash equivalents | Fair Value, Measurements, Recurring | Other Benefit [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[7]	59	0
Cash and cash equivalents | Fair Value, Measurements, Recurring | Other Benefit [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[7]	0	71
Net (Payable) Receivable [Member] | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Fair Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		844	(417)
Accrued income | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Fair Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets			203
Equities: | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Fair Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		407,915	411,596
Equities: | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		265,448	296,929
Equities: | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		142,467	114,667
Equities: | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0
Tactical asset allocation | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Fair Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[8]	0	0
Tactical asset allocation | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[8]	0	0
Tactical asset allocation | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[8]	0	0
Tactical asset allocation | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[8]	0	0
Mutual Funds | Fair Value, Measurements, Recurring | Qualified Pension Benefits [Member] | Level 3
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0	0	$ 0
Mutual Funds | Fair Value, Measurements, Recurring | Other Benefit [Member] | Fair Value [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[9]	8,301	8,703
Mutual Funds | Fair Value, Measurements, Recurring | Other Benefit [Member] | Level 1 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[9]	8,301	8,703
Mutual Funds | Fair Value, Measurements, Recurring | Other Benefit [Member] | Level 2 [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	[9]	$ 0	$ 0

[1]	Domestic large cap equity investments are comprised of (1) common stock, and a (2) commingled fund. Investments in common stock are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2014. The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2014.
[2]	Domestic small cap equity investments are comprised of (1) common stock and a (2) mutual fund. The investments in common stock are valued using quoted market prices multiplied by the number of shares owned as of December 31, 2014. The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2014.
[3]	Non-US Equity investments are comprised of a (1) mutual fund; and a (2) commingled fund. The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2014. The investment in the commingled fund is valued at the net asset value per share multiplied by the number of shares held as of December 31, 2014.
[4]	Fixed income securities consist of a mutual fund. The investment in the mutual fund is valued using quoted market prices multiplied by the number of shares owned as of December 31, 2014.
[5]	As of December 31, 2014 absolute return investments consist of two partnerships. The partnerships are valued using the financial reports as of December 31, 2014. These investments are a Level 3 under ASC 820 because the significant valuation inputs are primarily internal to the partnerships with little third party involvement.
[6]	The investment consists of a money market fund, which is valued at the net asset value per share of $1.00 per unit as of December 31, 2014. The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or short-term in nature.
[7]	This is a money market fund. The money market fund investments are valued at the net asset value per share of $1.00 per unit as of December 31, 2014. The money market fund invests primarily in commercial paper, notes, repurchase agreements, and other evidences of indebtedness which are payable on demand or short-term in nature.
[8]	The tactical asset allocation investment is comprised of a commingled fund, which is valued at the net asset value per share multiplied by the number of shares held as of the measurement date.
[9]	This is a publicly traded balanced mutual fund. The fund seeks regular income, conservation of principal, and an opportunity for long-term growth of principal and income. The fair value is determined by taking the number of shares owned by the plan, and multiplying by the market price as of December 31, 2014.